FINANCE AND INVESTMENT INCOME, FINANCE COSTS AND REVALUATION AND RETRANSLATION OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
FINANCE AND INVESTMENT INCOME, FINANCE COSTS AND REVALUATION AND RETRANSLATION OF FINANCIAL INSTRUMENTS
6. FINANCE AND INVESTMENT INCOME, FINANCE COSTS AND REVALUATION AND RETRANSLATION OF FINANCIAL INSTRUMENTS
Finance and investment income arise from:

	2025	2024	2023
	£m	£m	£m
Financial assets measured at amortised cost	62	123	111
Financial assets measured at fair value through profit and loss	13	11	13
Other interest income	3	3	3
	78	137	127
Finance costs arise from:

	2025	2024	2023
	£m	£m	£m
Interest on bank overdrafts, bonds and bank loans	245	309	273
Interest expense related to lease liabilities	98	98	106
Interest on other long-term employee benefits	5	6	6
Net interest expense on pension plans	4	4	4
	352	417	389
Revaluation and retranslation of financial instruments include:

	2025	2024	2023
	£m	£m	£m
Movements in fair value of derivative financial instruments	22	(17)	(3)
Premium on the early repayment of bonds	—	(16)	—
Revaluation of investments and other assets held at fair value through profit or loss	4	(24)	(21)
Remeasurement of put options over non-controlling interests	(7)	(10)	(1)
Revaluation of contingent consideration liabilities	1	1	51
Retranslation of financial instruments	(36)	16	(19)
Net revaluation and retranslation of financial instrument (loss)/gain	(16)	(50)	7